UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2008

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Montgomery Street, Suite 3300
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signi

/s/ Anthony P. Brenner   San Francisco, CA     AUGUST 14, 2008
----------------------   -----------------     -----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           12

Form 13 F Information Table Value Total (x$1000): $193,767

List of Other Included Managers: None

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FORM 13F INFORMATION TABLE

                                                             VALUE     SHRS OR   SH/  PUT/  INVEST  OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP         (x$1000)  PRN AMT   PRN  CALL  DISCR   MNGRS  SOLE    SHARED NONE

AMEDISYS INC                     COM            023436 10 8  35,742     708,889  SH         SOLE            708,889
AMERICAN REPROGRAPHICS CO        COM            029263 10 0  16,293     978,577  SH         SOLE            978,577
CARTER'S INC                     COM            146229 10 9  15,648   1,132,300  SH         SOLE          1,132,300
HEARTLAND PMT SYS INC            COM            42235N 10 8  23,600   1,000,000  SH         SOLE          1,000,000
HMS HLDGS CORP                   COM            40425J 10 1  19,785     921,500  SH         SOLE            921,500
KENEXA CORP                      COM            488879 10 7  15,676     832,083  SH         SOLE            832,083
MONRO MUFFLER BRAKE INC          COM            610236 10 1   5,043     325,386  SH         SOLE            325,386
PEDIATRIX MED GROUP              COM            705324 10 1   8,192     166,400  SH         SOLE            166,400
PHASE FORWARD INCORPORATED       COM            71721R 40 6  29,882   1,662,903  SH         SOLE          1,662,903
TRUEBLUE INC                     COM            89785X 10 1   7,914     599,100  SH         SOLE            599,100
UNIVERSAL TECHNICAL INST INC     COM            913915 10 4   2,799     224,645  SH         SOLE            224,645
VERIFONE HLDGS INC               COM            92342Y 10 9  13,192   1,103,900  SH         SOLE          1,103,900


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